Business acquisitions and dispositions - Summary of Fair Value of Consideration From Ziply Fiber Acquisition (Details) $ in Millions, $ in Millions					12 Months Ended
	Aug. 01, 2025 CAD ($)	Jul. 30, 2025 CAD ($)	Jul. 30, 2025 USD ($)	Jun. 25, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on change in fair value of derivatives					$ (9)	$ (269)
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Cash advances to related party, maximum amount				$ 150
Cash advances and loans from related parties		$ 103	$ 75
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 5,013
Deemed settlement of loan	103
Total cost to be allocated	5,116
Trade and other receivables	96
Prepaid expenses	43
Property, plant and equipment	3,945
Finite-life intangible assets	873
Indefinite-life intangible assets	263
Post-employment benefit assets	20
Trade payables and other liabilities	(207)
Contract liabilities	(44)
Debt due within one year	(3)
Long-term debt	(2,754)
Deferred tax liabilities	(257)
Post-employment benefit obligations	(43)
Other non-current liabilities	(4)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	1,928
Cash and cash equivalents	166
Fair value of net assets acquired	2,094
Goodwill	3,022
Gains (losses) on change in fair value of derivatives	7
Ziply Fiber | Bell CTS
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes	1,584
Ziply Fiber | Network infrastructure and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	2,973
Ziply Fiber | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	537
Ziply Fiber | Assets under construction
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 435